QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 9.7%
	BEVERAGES - 0.7%
9,912	Coca-Cola Company	$ 555,270
3,362	PepsiCo, Inc.	548,880
		1,104,150
	BIOTECH & PHARMA - 1.7%
3,918	AbbVie, Inc.(a)	525,835
2,449	Amgen, Inc.(a)	552,004
3,388	Johnson & Johnson	553,464
6,439	Merck & Company, Inc.	554,527
807	Regeneron Pharmaceuticals, Inc.(a)(d)	555,918
		2,741,748
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,431	Cintas Corporation	555,500

	DIVERSIFIED INDUSTRIALS - 0.7%
4,977	3M Company	549,958
3,046	Illinois Tool Works, Inc.	550,260
		1,100,218
	FOOD - 0.7%
7,160	General Mills, Inc.	548,528
2,496	Hershey Company(a)	550,293
		1,098,821
	HEALTH CARE FACILITIES & SERVICES - 0.3%
4,465	Quest Diagnostics, Inc.	547,811

	HEALTH CARE REIT - 0.4%
13,868	Universal Health Realty Income Trust	599,236

	HOUSEHOLD PRODUCTS - 1.0%
7,777	Colgate-Palmolive Company	546,334
4,834	Kimberly-Clark Corporation(a)	544,019
4,321	Procter & Gamble Company	545,526
		1,635,879

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 9.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,145	WW Grainger, Inc.	$ 560,122

	INSURANCE - 0.7%
3,710	Marsh & McLennan Companies, Inc.	553,866
2,747	Willis Towers Watson plc	551,982
		1,105,848
	MACHINERY - 0.3%
4,414	Lincoln Electric Holdings, Inc.	554,928

	MEDICAL EQUIPMENT & DEVICES - 0.3%
8,555	Hologic, Inc.(a)(d)	551,969

	MULTI ASSET CLASS REIT - 0.3%
14,666	Apartment Income REIT Corporation	566,401

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
49,029	Ellington Financial, Inc. (a)	557,460

	SELF-STORAGE REIT - 0.4%
1,939	Public Storage	567,759

	TECHNOLOGY SERVICES - 1.0%
3,825	Broadridge Financial Solutions, Inc.	552,024
1,404	FactSet Research Systems, Inc.	561,754
4,599	International Business Machines Corporation	546,407
		1,660,185
	TELECOMMUNICATIONS - 0.3%
14,374	Verizon Communications, Inc.	545,781

	TOTAL COMMON STOCKS (Cost $17,307,970)	16,053,816

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 85.7%
	MONEY MARKET FUNDS - 85.7%
71,070,040	Fidelity Government Portfolio Institutional Class, 2.74%(b)			$ 71,070,040
71,070,039	First American Government Obligations Fund, Class Z, 2.74%(b)			71,070,039
	TOTAL MONEY MARKET FUNDS (Cost $142,140,079)			142,140,079

	TOTAL SHORT-TERM INVESTMENTS (Cost $142,140,079)			142,140,079

Units	COLLATERAL FOR SECURITIES LOANED – 2.0%
3,394,511	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(b), (c)			3,394,511
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,394,511)

	TOTAL INVESTMENTS – 97.4% (Cost $162,842,560)			$ 161,588,406
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			4,334,880
	NET ASSETS - 100.0%			$ 165,923,286

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(e)
55	CME E-Mini Standard & Poor's 500 Index Future	12/16/2022	$ 9,904,125	$ 1,405,888
180	CME Ultra Long-Term US Treasury Bond Future	12/20/2022	24,660,000	(71,113)
	TOTAL FUTURES CONTRACTS			$ 1,334,775

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $3,251,058 at September 30, 2022.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c) (d) (e)	Security purchased with cash proceeds of securities lending collateral. Non-income producing security. Amounts subject to equity and interest rate risk exposure.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.2%
	EQUITY - 9.2%
57,988	iShares Russell 1000 Value ETF(a)	$ 7,885,788
9,900	iShares Russell 2000 Growth ETF(a)	2,045,241
45,982	iShares Russell 2000 Value ETF(a)	5,928,459
41,144	iShares Russell Mid-Cap Value ETF(a)	3,951,881
		19,811,369

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,829,277)	19,811,369

	SHORT-TERM INVESTMENTS — 90.8%
	MONEY MARKET FUNDS - 90.8%
98,328,140	Fidelity Government Portfolio Institutional Class, 2.74%(b)	98,328,140
98,328,140	First American Government Obligations Fund, Class Z, 2.74%(b)	98,328,140
	TOTAL MONEY MARKET FUNDS (Cost $196,656,280)	196,656,280

	TOTAL SHORT-TERM INVESTMENTS (Cost $196,656,280)	196,656,280
Units
	COLLATERAL FOR SECURITIES LOANED – 8.1%
17,540,400	Mount Vernon Liquid Assets Portfolio, LLC –3.21% (b),(c)	17,540,400
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,540,400)

	TOTAL INVESTMENTS - 108.1% (Cost $218,485,557)	$ 234,008,049
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(17,504,289)
	NET ASSETS - 100.0%	$ 216,503,760

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $17,017,653 at September 30, 2022.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.7%
	ALTERNATIVE - 7.2%
17,588	First Trust Alternative Absolute Return Strategy ETF(a)	$ 546,549
2,279	ProShares Merger ETF	90,818
		637,367
	COMMODITY - 3.7%
4,357	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	112,541
2,788	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	45,110
1,313	iShares Bloomberg Roll Select Commodity Strategy ETF	72,235
1,826	iShares GSCI Commodity Dynamic	65,225
696	Proshares Trust-Proshares K-1 Free Crude Oil Strategy ETF	28,769
		323,880
	EQUITY – 34.6%
1,825	Energy Select Sector SPDR Fund(a)	131,437
2,132	Fidelity MSCI Utilities Index ETF	90,013
3,718	First Trust Consumer Staples AlphaDEX Fund	211,443
187	First Trust Natural Gas ETF	4,271
6,327	First Trust Utilities AlphaDEX Fund ETF(a)	193,290
7,753	FlexShares Global Upstream Natural Resources Index Fund	291,435
1,028	Franklin LibertyQ US Mid Cap Equity ETF(a)	38,488
773	Global X Lithium & Battery Tech ETF	51,088
136	Invesco DWA Energy Momentum ETF	5,342
2,825	Invesco Dynamic Food & Beverage ETF	118,678
6,113	Invesco S&P 500 Downside Hedge ETF	207,781
1,961	Invesco S&P 500 Equal Weight Consumer Staples ETF(a)	301,582
1,921	Invesco S&P 500 Equal Weight Energy ETF	117,200
643	Invesco S&P 500 Equal Weight Utilities ETF(a)	68,531
906	Invesco S&P SmallCap Quality ETF	27,356
8,197	iShares Global Infrastructure ETF	342,881
1,285	iShares U.S. Oil & Gas Exploration & Production ETF	107,015
224	iShares US Consumer Goods ETF	40,282
2,110	iShares US Infrastructure ETF	68,026
1,745	Siren DIVCON Leaders Dividend	78,802
1,891	SPDR S&P Global Infrastructure ETF	90,352
1,188	SPDR S&P Global Natural Resources ETF(a)	58,758
1,574	SPDR S&P North American Natural Resources ETF	75,064

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.7% (Continued)
	EQUITY – 34.6% (Continued)
311	SPDR S&P Oil & Gas Exploration & Production ETF	$ 38,788
2,128	Vanguard Utilities ETF	302,729
		3,060,632
	FIXED INCOME - 6.2%
4,005	iShares Convertible Bond ETF	275,944
4,322	SPDR Bloomberg Convertible Securities ETF	273,583
		549,527

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,007,582)	4,571,406

	OPEN-END FUNDS — 18.0%
	ALTERNATIVE - 15.0%
11,912	AlphaCentric Premium Opportunity Fund, Class I	274,563
33,338	Destinations Multi Strategy Alternatives Fund, Class I	323,045
46,327	Dunham Long/Short Credit Fund, Class N	423,433
3,749	Morningstar Alternatives Fund	37,115
19,482	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	267,300
		1,325,456
	MIXED ALLOCATION - 3.0%
24,131	Glenmede Secured Options Portfolio	268,337

	TOTAL OPEN-END FUNDS (Cost $1,614,555)	1,593,793

	SHORT-TERM INVESTMENTS — 25.7%
	MONEY MARKET FUNDS - 25.7%
1,139,982	Fidelity Government Portfolio Institutional Class, 2.74%(b)	1,139,982
1,139,982	First American Government Obligations Fund, Class Z, 2.74%(b)	1,139,982
	TOTAL MONEY MARKET FUNDS (Cost $2,279,964)	2,279,964

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

				Fair Value
	SHORT-TERM INVESTMENTS — 25.7% (Continued)
	MONEY MARKET FUNDS - 25.7% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,279,964)			2,279,964
Units	COLLATERAL FOR SECURITIES LOANED – 10.2%
901,401	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(b), (c)			901,401
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $901,401)

	TOTAL INVESTMENTS – 105.6% (Cost $9,803,502)			$ 9,346,564
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%			(497,591)
	NET ASSETS - 100.0%			$ 8,848,973

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(d)
1	CME E-Mini NASDAQ 100 Index Future	12/16/2022	$ 220,710	$ 765
7	CME Ultra Long-Term US Treasury Bond Future	12/20/2022	959,000	(1,968)
	TOTAL FUTURES CONTRACTS			$ (1,203)

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $870,564 at September 30, 2022.
(b) (c)	Rate disclosed is the seven-day effective yield as of September 30, 2022. Security purchased with cash proceeds of securities lending collateral.
(d)	Amounts subject to equity and interest rate risk exposure.

Pa

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3%
	AUTOMOTIVE — 0.5%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	$ 932,963

	BANKING — 1.7%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	974,170
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	977,310
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	986,259
				2,937,739
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	976,491

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	969,540
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	941,954
				1,911,494
	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	972,163

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	939,182
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	985,588
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	937,470
				2,862,240
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	963,689

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company(d)	3.3630	06/06/24	972,776

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corporation(a)	3.7500	05/01/24	981,113

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,000,000	Welltower, Inc.(d)	3.6250	03/15/24	978,304

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	$ 946,223

	SPECIALTY FINANCE — 0.6%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	986,215

	TECHNOLOGY HARDWARE — 1.2%
1,000,000	Apple, Inc.	3.0000	02/09/24	983,003
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	950,117
				1,933,120
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	973,573

	TELECOMMUNICATIONS — 0.5%
1,000,000	Verizon Communications, Inc.(d)	0.7500	03/22/24	946,066

	TRANSPORTATION & LOGISTICS — 1.2%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	982,720
1,000,000	Union Pacific Corporation	3.6460	02/15/24	986,130
				1,968,850

	TOTAL CORPORATE BONDS (Cost $23,652,840)			22,243,019

	CERTIFICATE OF DEPOSIT — 6.2%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	935,043

	BANKING - 5.6%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	935,145
1,000,000	Greenstate Credit Union	0.5000	07/19/24	934,947
1,000,000	Sallie Mae Bank	0.5500	07/22/24	934,113
1,000,000	State Bank of India	0.6000	08/30/24	932,846

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 6.2% (Continued)
	BANKING - 5.6% (Continued)
1,000,000	Synchrony Bank	0.6500	09/17/24	$ 932,228
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	935,983
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	934,436
1,000,000	UBS Bank USA	0.5500	08/12/24	933,457
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	995,536
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	995,535
				9,464,226

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,998,115)			10,399,269

Shares
	SHORT-TERM INVESTMENTS — 52.1%
	MONEY MARKET FUNDS – 52.1%
43,635,822	Fidelity Government Portfolio Institutional Class, 2.74%(b)			43,635,822
43,635,822	First American Government Obligations Fund, Class Z, 2.74%(b)			43,635,822
	TOTAL MONEY MARKET FUNDS (Cost $87,271,644)			87,271,644

	TOTAL SHORT-TERM INVESTMENTS (Cost $87,271,644)			87,271,644
Units
	COLLATERAL FOR SECURITIES LOANED – 1.3%
2,261,042	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(b), (c)			2,261,042
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,261,042)

	TOTAL INVESTMENTS – 72.9% (Cost $124,183,641)			$ 122,174,974
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.1%			45,421,622
	NET ASSETS - 100.0%			$ 167,596,596

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(e)
742	CME E-Mini NASDAQ 100 Index Future	12/16/2022	$ 163,766,820	$ 11,144,851
	TOTAL FUTURES CONTRACTS

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is $1,927,336 or 1.1% of net assets.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c) (d) (e)

Security purchased with cash proceeds of securities lending collateral.

All or a portion of the security is on loan. Total loaned securities had a value of $2,209,214 at September 30, 2022.

Amounts subject to equity risk exposure.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 10.2%
	BANKING - 10.2%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	$ 998,840
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	995,536
				1,994,376

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			1,994,376

Shares
	SHORT-TERM INVESTMENTS — 73.0%
	MONEY MARKET FUNDS – 73.0%
7,119,497	Fidelity Government Portfolio Institutional Class, 2.74%(a)			7,119,497
7,190,843	First American Government Obligations Fund, Class Z, 2.74%(a)			7,190,843
	TOTAL MONEY MARKET FUNDS (Cost $14,310,340)			14,310,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,310,340)			14,310,340
Units
	COLLATERAL FOR SECURITIES LOANED – 0.4%
73,458	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(a), (d)			73,458
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $73,458)

	TOTAL INVESTMENTS – 83.6% (Cost $16,383,798)			$ 16,378,174
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.4%			3,217,175
	NET ASSETS - 100.0%			$ 19,595,349

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
76	CME E-Mini Standard & Poor's 500 Index Future(c)	12/16/2022	$ 13,685,700	$ (85,800)
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(b) (c) (d)

Amounts subject to equity risk exposure.

All or a portion of the security is on loan. Total loaned securities had a value of $70,722 at September 30, 2022.

Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.0%(e)
	FIXED INCOME - 0.0%(e)
700	iShares 20+ Year Treasury Bond ETF			$ 71,715

	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,920)			71,715

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 13.8%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	932,963

	BANKING — 1.3%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	977,310
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	986,259
				1,963,569
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	976,491

	ELECTRIC UTILITIES — 1.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	969,540
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	941,954
				1,911,494
	ENTERTAINMENT CONTENT — 0.7%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,038,264

	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	972,163

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	939,182

	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	963,689

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company(d)	3.3630	06/06/24	$ 972,776

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corporation(a)	3.7500	05/01/24	981,113

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	973,517
1,000,000	Welltower, Inc.	3.6250	03/15/24	978,304
				1,951,821
	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	946,223

	SPECIALTY FINANCE — 0.6%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	986,215

	TECHNOLOGY HARDWARE — 1.3%
1,000,000	Apple, Inc.	3.0000	02/09/24	983,003
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	950,117
				1,933,120
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	973,573

	TELECOMMUNICATIONS — 0.6%
1,000,000	Verizon Communications, Inc.(d)	0.7500	03/22/24	946,066

	TRANSPORTATION & LOGISTICS — 1.3%
1,000,000	Ryder System, Inc.(d)	3.6500	03/18/24	982,719
1,000,000	Union Pacific Corporation	3.6460	02/15/24	986,130
				1,968,849

	TOTAL CORPORATE BONDS (Cost $22,710,834)			21,357,571

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 6.1%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	$ 935,043

	BANKING - 5.5%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	935,145
1,000,000	Greenstate Credit Union	0.5000	07/19/24	934,947
1,000,000	Morgan Stanley Private Bank NA	1.8500	01/09/23	995,768
1,000,000	Sallie Mae Bank	0.5500	07/22/24	934,113
1,000,000	State Bank of India	0.6000	08/30/24	932,846
1,000,000	Synchrony Bank	0.6500	09/17/24	932,228
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	935,983
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	934,436
1,000,000	UBS Bank USA	0.5500	08/12/24	933,457
				8,468,923

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,998,115)			9,403,966

Shares
	SHORT-TERM INVESTMENTS — 57.3%
	MONEY MARKET FUNDS – 57.3%
44,408,325	Fidelity Government Portfolio Institutional Class, 2.74%(b)			44,408,325
44,408,326	First American Government Obligations Fund, Class Z, 2.74%(b)			44,408,326
	TOTAL MONEY MARKET FUNDS (Cost $88,816,651)			88,816,651

	TOTAL SHORT-TERM INVESTMENTS (Cost $88,816,651)			88,816,651
Units
	COLLATERAL FOR SECURITIES LOANED – 1.3%
2,012,700	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(b), (c)			2,012,700
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,012,700)

	TOTAL INVESTMENTS – 78.5% (Cost $123,611,220)			$ 121,662,603
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.5%			33,274,752
	NET ASSETS - 100.0%			$ 154,937,355

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (f)
439	CME Ultra Long-Term US Treasury Bond Future	12/20/2022	$ 60,143,000	$ (760,655)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is $1,927,336 or 1.2% of net assets.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c) (d) (e) (f)

Security purchased with cash proceeds of securities lending collateral.

All or a portion of the security is on loan. Total loaned securities had a value of $1,967,237 at September 30, 2022.

Percentage rounds to less than 0.1%.

Amounts subject to equity risk exposure.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	SPECIALTY - 0.1%
1,700	Invesco DB US Dollar Index Bullish Fund(a),(e)			$ 51,255

	TOTAL EXCHANGE-TRADED FUND (Cost $51,640)			51,255

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 1.0%
	BANKING - 1.0%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	998,840

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			998,840

Shares
	SHORT-TERM INVESTMENTS — 87.4%
	MONEY MARKET FUNDS – 87.4%
43,461,266	Fidelity Government Portfolio Institutional Class, 2.74%(b)			43,461,266
43,461,266	First American Government Obligations Fund, Class Z, 2.74%(b)			43,461,266
1,201,165	First American Government Obligations Fund Class X, 2.77%(b), (d)			1,201,165
	TOTAL MONEY MARKET FUNDS (Cost $88,123,697)			88,123,697

	TOTAL SHORT-TERM INVESTMENTS (Cost $88,123,697)			88,123,697
Units
	COLLATERAL FOR SECURITIES LOANED – 0.0%(g)
42,966	Mount Vernon Liquid Assets Portfolio, LLC –3.21% (b),(c)			42,966
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,966)

	TOTAL INVESTMENTS – 88.5% (Cost $89,218,303)			$ 89,216,758
	OTHER ASSETS IN EXCESS OF LIABILITIES – 11.5%			11,590,928
	NET ASSETS - 100.0%			$ 100,807,686

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(f)
1,170	NYBOT FINEX United States Dollar Index Future	12/19/2022	$ 131,138,280	$ 1,752,093
	TOTAL FUTURES CONTRACTS

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
1,620,600	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$ 26,221,308	USD SOFR plus 35 bp	9/28/2023 to 11/2/2023	BRC	$ (1,958,811)

					Total:	$ (1,958,811)
BRC - Barclays Capital
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c) (d) (e) (f) (g)

Security purchased with cash proceeds of securities lending collateral.

All or a portion of this investment is a holding of the QEPF Fund Limited.

All or a portion of the security is on loan. Total loaned securities had a value of $41,788 at September 30, 2022.

Amounts subject to equity risk exposure.

Percentage rounds to less than 0.1%.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 65.1%
	BANKING - 4.1%
67,459	First Horizon Corporation	$ 1,544,811

	BIOTECH & PHARMA - 5.6%
7,892	Amgen, Inc.(d)	1,778,857
7,928	Halozyme Therapeutics, Inc.(a)(d)	313,473
		2,092,330
	CHEMICALS - 5.6%
1,897	Albemarle Corporation	501,643
5,450	CF Industries Holdings, Inc.	524,563
9,583	Chemours Company	236,221
4,522	LyondellBasell Industries N.V., Class A	340,416
10,377	Mosaic Company	501,520
		2,104,363
	ELECTRIC UTILITIES - 17.3%
18,170	Ameren Corporation	1,463,593
20,879	Consolidated Edison, Inc.	1,790,583
22,231	Dominion Energy, Inc.	1,536,384
18,606	WEC Energy Group, Inc.	1,663,935
		6,454,495
	ELECTRICAL EQUIPMENT – 1.0%
21,203	Vontier Corporation	354,302

	ENGINEERING & CONSTRUCTION - 0.9%
13,109	Fluor Corporation(a)	326,283

	FOOD - 19.3%
47,321	Campbell Soup Company	2,229,766
51,092	Hormel Foods Corporation	2,321,620
13,453	J M Smucker Company	1,848,577
18,148	Pilgrim's Pride Corporation(a)	417,767
8,858	TreeHouse Foods, Inc.(a)	375,756
		7,193,486

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 65.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
4,298	Boise Cascade Company	$ 255,559

	HOME CONSTRUCTION - 0.5%
3,990	KB Home	103,421
4,203	Taylor Morrison Home Corporation(a)	98,014
		201,435
	METALS & MINING - 1.1%
13,531	Livent Corporation(a), (d)	414,725

	OIL & GAS PRODUCERS - 1.4%
8,424	CNX Resources Corporation(a)	130,825
1,369	Devon Energy Corporation	82,318
2,704	EQT Corp.	110,188
1,213	Marathon Petroleum Corporation	120,487
2,796	Range Resources Corporation(a)	70,627
		514,445
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
11,002	Core Laboratories N.V. (d)	148,307

	RETAIL - CONSUMER STAPLES - 0.7%
9,210	Sprouts Farmers Market, Inc.(a)	255,578

	RETAIL - DISCRETIONARY - 1.0%
1,381	Group 1 Automotive, Inc.	197,303
3,203	Signet Jewelers Ltd.(d)	183,180
		380,483
	SEMICONDUCTORS - 0.7%
15,715	Amkor Technology, Inc.	267,941

	STEEL - 2.4%
19,798	ATI, Inc.(a), (d)	526,825
9,584	Worthington Industries, Inc.	365,534
		892,359

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 65.1% (Continued)
	TECHNOLOGY HARDWARE - 0.5%
14,616	Knowles Corporation(a), (d)	$ 177,877

	TRANSPORTATION & LOGISTICS - 0.8%
4,629	Matson, Inc.	284,776

	WHOLESALE - CONSUMER STAPLES - 0.6%
6,939	United Natural Foods, Inc.(a)	238,493

	WHOLESALE - DISCRETIONARY - 0.5%
1,854	Veritiv Corporation(a)	181,266

	TOTAL COMMON STOCKS (Cost $26,449,140)	24,283,313

	SHORT-TERM INVESTMENTS — 33.1%
	MONEY MARKET FUNDS - 33.1%
6,175,725	Fidelity Government Portfolio Institutional Class, 2.74%(b)	6,175,725
6,175,726	First American Government Obligations Fund, Class Z, 2.74%(b)	6,175,726
	TOTAL MONEY MARKET FUNDS (Cost $12,351,451)	12,351,451

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,351,451)	12,351,451
Units
	COLLATERAL FOR SECURITIES LOANED – 10.5%
3,898,064	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(b), (c)	3,898,064
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,898,064)

	TOTAL INVESTMENTS – 108.7% (Cost $42,698,655)	$ 40,532,828
	LIABILITIES IN EXCESS OF OTHER ASSETS – (8.7)%	(3,230,649)
	NET ASSETS - 100.0%	$ 37,302,179

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022 (Unaudited)

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(c) (d)	Security purchased with cash proceeds of securities lending collateral. All or a portion of the security is on loan. Total loaned securities had a value of $3,768,991 at September 30, 2022.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 100.0%
	MONEY MARKET FUNDS - 100.0%
52,646,423	Fidelity Government Portfolio Institutional Class, 2.74%(a)	$ 52,646,423
52,546,423	First American Government Obligations Fund, Class Z, 2.74%(a)	52,546,423
	TOTAL MONEY MARKET FUNDS (Cost $105,192,846)	105,192,846

	TOTAL SHORT-TERM INVESTMENTS (Cost $105,192,846)	105,192,846

	TOTAL INVESTMENTS - 100.0% (Cost $105,192,846)	$ 105,192,846
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	6,394
	NET ASSETS - 100.0%	$ 105,199,240

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2022.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 24.9%
	EQUITY - 24.9%
3,816	Invesco QQQ Trust Series 1	$ 1,019,864
10,713	Invesco S&P 500 Equal Weight ETF	1,363,551
23,434	Invesco S&P 500 Low Volatility ETF	1,355,188
12,574	Vanguard Dividend Appreciation ETF	1,699,502
22,142	Vanguard International Dividend Appreciation ETF	1,372,583
		6,810,688

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,544,707)	6,810,688

	SHORT-TERM INVESTMENTS — 78.9%
	MONEY MARKET FUNDS - 78.9%
10,805,025	Fidelity Government Portfolio Institutional Class, 2.74%(a)	10,805,025
10,805,026	First American Government Obligations Fund, Class Z, 2.74%(a)	10,805,026
	TOTAL MONEY MARKET FUNDS (Cost $21,610,051)	21,610,051

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,610,051)	21,610,051

	TOTAL INVESTMENTS - 103.8% (Cost $29,154,758)	$ 28,420,739
	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%	(1,039,729)
	NET ASSETS - 100.0%	$ 27,381,010

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2022.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
700	iShares 20+ Year Treasury Bond ETF			$ 71,715

	TOTAL EXCHANGE-TRADED FUND (Cost $73,082)			71,715

	SHORT-TERM INVESTMENTS — 89.7%
	MONEY MARKET FUNDS - 89.7%
28,235,033	Fidelity Government Portfolio Institutional Class, 2.74%(a)			28,235,033
28,235,033	First American Government Obligations Fund, Class Z, 2.74%(a)			28,235,033
	TOTAL MONEY MARKET FUNDS (Cost $56,470,066)			56,470,066

	TOTAL SHORT-TERM INVESTMENTS (Cost $56,470,066)			56,470,066

	TOTAL INVESTMENTS - 89.8% (Cost $56,543,148)			$ 56,541,781
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.2%			6,416,652
	NET ASSETS - 100.0%			$ 62,958,433

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
41	CME Ultra Long-Term US Treasury Bond Future	12/20/2022	$ 5,617,000	$ (7,253)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(b)	Amounts subject to interest rate risk exposure.